Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Cash on hand	12	12
Cash at central bank	575,044	214,768
Cash at banks	824,314	1,692,996
	1,399,370	1,907,776

	At December 31,
	2021	2022
	RMB’000	RMB’000
USD	72,093	313,559
RMB	554,781	1,045,135
HKD	763,126	530,861
SGD	7,335	13,821
IDR	473	1,680
MYR	164	1,585
PHP	1,398	1,135
	1,399,370	1,907,776